SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 32	x

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 35	x

STRATEGY SHARES

(Exact name of Registrant as Specified in Charter)

36 North New York Avenue

Huntington, NY 11743

(Address of Principal Executive Offices)

1-631-629-4237

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of Agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

Joanne Strasser, Esq.

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)

X	on December 22, 2017 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(i)

on __________ pursuant to paragraph (a)(i)

75 days after filing pursuant to paragraph (a)(ii)

on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 31 to the Registration Statement of Strategy Shares on behalf of 7 HANDL™ Index ETF as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on September 15, 2017 (Accession Number 0001580642-17-005127), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until December 22, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act and Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Atlanta and State of Georgia, on the 21st day of November, 2017.

STRATEGY SHARES

By:	/s/Tanya L. Goins
Tanya L. Goins Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated:

*                                                                                                                         November 21, 2017

Jerry Szilagyi, President and Principal Executive Officer Date

*                                                                                                                         November 21, 2017

James Szilagyi, Treasurer and Principal Date

Financial Officer

*                                                                                                                          November 21, 2017

Tobias Caldwell, Trustee Date

*                                                                                                                          November 21, 2017

Stephen Lachenauer, Trustee Date

*                                                                                                                          November 21, 2017

Donald McIntosh, Trustee Date

*By:	/s/ Tanya L. Goins

Tanya L. Goins

Attorney-in-Fact, pursuant to a Power of Attorney